Item 1. Report to Shareholders

T. Rowe Price Real Estate Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Real Estate Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                  6 Months      Year
                     Ended     Ended
                   6/30/04  12/31/03  12/31/02   12/31/01   12/31/00    12/31/99
NET ASSET VALUE

Beginning
of period         $  13.65  $  10.62  $  10.54   $  10.19   $   8.11   $   8.68

Investment
activities
  Net investment
  income (loss)       0.30*     0.36      0.38*      0.42*      0.38*      0.37*

  Net realized
  and unrealized
  gain (loss)         0.79      3.26      0.19**     0.46       2.16      (0.49)

  Total from
  investment
  activities          1.09      3.62      0.57       0.88       2.54      (0.12)

Distributions
  Net investment
  income             (0.30)    (0.52)    (0.47)     (0.53)     (0.38)     (0.37)

  Net realized gain      -     (0.05)        -          -          -          -

  Tax return
  of capital             -     (0.02)    (0.02)         -      (0.09)     (0.08)

  Total
  distributions      (0.30)    (0.59)    (0.49)     (0.53)     (0.47)     (0.45)

Redemption fees
added to
paid-in-capital          -         -         -          -       0.01          -

NET ASSET VALUE

End of period     $  14.44  $  13.65  $  10.62   $  10.54   $  10.19   $   8.11
                  --------------------------------------------------------------

Ratios/
Supplemental
Data

Total return^      7.95%*     34.84%     5.38%*     8.87%*    31.92%*   (1.23)%*

Ratio of total
expenses to
average
net assets         0.90%*!     1.00%     1.00%*     1.00%*     1.00%*     1.00%*

Ratio of net
investment
income
(loss) to
average
net assets         4.61%*!     3.49%     4.07%*     4.09%*     4.61%*     4.22%*

Portfolio
turnover rate      11.7%!       4.5%      9.8%      37.2%      19.0%      26.9%

Net assets,
end of period
(in thousands)  $ 381,499  $ 291,066 $ 131,736  $  68,720  $  53,703  $  24,725

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

* Excludes expenses in excess of a 0.90% contractual expense limitation in effect through 4/30/06 and expenses in excess of a 1.00% contractual expense limitation in effect through 12/31/03.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Real Estate Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                            June 30, 2004

PORTFOLIO OF INVESTMENTS (1)                           Shares              Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS   98.8%

REAL ESTATE   98.8%

Apartment/ Residential   19.4%

Archstone-Smith Trust, REIT                           437,000             12,817

Avalonbay Communities, REIT                           212,000             11,982

Camden Property Trust, REIT                           233,000             10,672

Equity Residential, REIT                              527,000             15,668

Essex Property Trust, REIT                            152,000             10,389

Gables Residential Trust, REIT                         92,000              3,126

United Dominion Realty Trust, REIT                    483,000              9,554

                                                                          74,208

Diversified   8.1%

Cousins Properties, REIT                              180,000              5,931

Rouse, REIT                                           151,000              7,173

Vornado Realty Trust, REIT                            312,000             17,818

                                                                          30,922

Industrial   10.6%

AMB Property, REIT                                    357,000             12,363

Centerpoint Properties, REIT                           60,000              4,605

EastGroup Properties, REIT                            295,000              9,933

ProLogis Trust, REIT                                  407,000             13,398

                                                                          40,299

Lodging & Leisure   7.3%

Hilton                                                198,000              3,694

Host Marriott, REIT *                                 278,000              3,436

LaSalle Hotel Properties, REIT                        185,000              4,514

Marriott, Class A                                      94,000              4,689

Starwood Hotels & Resorts Worldwide, Class B          174,000              7,804

Strategic Hotel Capital, REIT *                       250,000              3,675

                                                                          27,812

Manufactured Housing   1.9%

Sun Communities, REIT                                 197,000              7,417

                                                                           7,417

Office   19.0%

Arden Realty, REIT                                    190,000              5,588

Boston Properties, REIT                               318,000             15,926

CarrAmerica Realty, REIT                              368,000             11,125

Equity Office Properties, REIT                        432,000             11,750

Mack-Cali Realty, REIT                                106,000              4,386

Maguire Properties, REIT                              130,000              3,220

Reckson Associates Realty, REIT                       282,000              7,744

SL Green Realty, REIT                                 270,000             12,636

                                                                          72,375

Office & Industrial   4.1%

Duke Realty, REIT                                     308,000              9,798

Kilroy Realty, REIT                                   172,000              5,865

                                                                          15,663

Other Real Estate   0.7%

Catellus Development, REIT                            109,000              2,687

                                                                           2,687

Regional Mall   10.2%

CBL & Associates Properties, REIT                     165,000              9,075

General Growth Properties, REIT                       391,000             11,562

Simon Property Group, REIT                            356,000             18,305

                                                                          38,942

Self Storage   1.7%

Public Storage, REIT                                  141,000              6,487

                                                                           6,487

Shopping Center   15.8%

Developers Diversified Realty, REIT                   207,000              7,322

Federal Realty Investment Trust, REIT                 102,000              4,242

Kimco Realty, REIT                                    219,000              9,965

New Plan Excel Realty, REIT                           309,000              7,218

Pan Pacific Retail Properties, REIT                   160,000              8,083

Regency Centers, REIT                                 269,000             11,540

Weingarten Realty, REIT                               376,000             11,761

                                                                          60,131

Total Real Estate                                                        376,943

Total Common Stocks (Cost  $309,479)                                     376,943

SHORT-TERM INVESTMENTS   0.9%

Money Market Fund   0.9%

T. Rowe Price Reserve Investment Fund, 1.16% #      3,370,852              3,371

Total Short-Term Investments (Cost  $3,371)                                3,371

Total Investments in Securities

99.7% of Net Assets (Cost $312,850)                              $       380,314
                                                                 ---------------

(1)  Denominated in U.S. dollars unless otherwise noted

#    Seven-day yield

*    Non-income producing

REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Real Estate Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                            June 30, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (Cost $312,850)              $       380,314

Other assets                                                               2,738

Total assets                                                             383,052

Liabilities

Total liabilities                                                          1,553

NET ASSETS                                                       $       381,499
                                                                 ---------------

Net Assets Consist of:

Undistributed net investment income (loss)                       $           122

Undistributed net realized gain (loss)                                       177

Net unrealized gain (loss)                                                67,464

Paid-in-capital applicable to 26,423,446 shares
of $0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                          313,736

NET ASSETS                                                       $       381,499
                                                                 ---------------

NET ASSET VALUE PER SHARE                                        $         14.44
                                                                 ---------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Real Estate Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)
                                                                       6 Months
                                                                          Ended
                                                                        6/30/04
Investment Income (Loss)

Dividend income                                                 $         9,444

Expenses

  Investment management                                                   1,054

  Shareholder servicing                                                     376

  Custody and accounting                                                     54

  Prospectus and shareholder reports                                         41

  Registration                                                               40

  Legal and audit                                                             7

  Directors                                                                   3

  Miscellaneous                                                               3

  Reductions/repayments pursuant to expense limitation

    Investment management fees (waived) repaid                              (34)

  Total expenses                                                          1,544

Net investment income (loss)                                              7,900

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                      177

Change in net unrealized gain (loss) on securities                       14,945

Net realized and unrealized gain (loss)                                  15,122

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                $       23,022
                                                                 ---------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Real Estate Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)
                                                   6 Months                Year
                                                      Ended               Ended
                                                    6/30/04            12/31/03
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)               $        7,900      $        6,795

  Net realized gain (loss)                              177               3,084

  Change in net unrealized gain (loss)               14,945              50,320

  Increase (decrease) in net
  assets from operations                             23,022              60,199

Distributions to shareholders

  Net investment income                              (7,778)             (8,868)

  Net realized gain                                       -                (985)

  Tax return of capital                                   -                (388)

  Decrease in net assets from distributions          (7,778)            (10,241)

Capital share transactions *

  Shares sold                                       132,885             140,631

  Distributions reinvested                            6,931               9,296

  Shares redeemed                                   (64,795)            (40,621)

  Redemption fees received                              168                  66

  Increase (decrease) in net assets
  from capital share transactions                    75,189             109,372

Net Assets

Increase (decrease) during period                    90,433             159,330

Beginning of period                                 291,066             131,736

End of period                                $      381,499      $      291,066
                                             -----------------------------------

(Including undistributed net
investment income of $122 at
6/30/04 and $0 at 12/31/03)

*Share information

  Shares sold                                         9,357              11,591

  Distributions reinvested                              470                 751

  Shares redeemed                                    (4,730)             (3,416)

  Increase (decrease) in shares outstanding           5,097               8,926

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Real Estate Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                            June 30, 2004

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Real Estate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on October 31, 1997. The fund seeks to provide long-term growth through a combination of capital appreciation and current income.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $10,000 for the six months ended June 30, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Redemption Fees
A 1% fee is assessed on redemptions of fund shares held less than 6 months to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and have the primary effect of increasing paid-in capital.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on a quarterly basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $98,781,000 and $19,827,000, respectively, for the six months ended June 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character.

Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

At June 30, 2004, the cost of investments for federal income tax purposes was $312,850,000. Net unrealized gain aggregated $67,464,000 at period-end, of which $106,685,000 related to appreciated investments and $39,221,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At June 30, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $175,000.

The fund is also subject to a contractual expense limitation through April 30, 2006. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.90%. Through April 30, 2008, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. Pursuant to this agreement, at June 30, 2004, management fees waived remain subject to repayment by the fund in the following amounts: $122,000 through December 31, 2005 and $34,000 through April 30, 2008

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $289,000 for the six months ended June 30, 2004, of which $44,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $40,000.

T. Rowe Price Real Estate Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Real Estate Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Real Estate Fund, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004